united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23794

THOR Financial Technologies Trust

(Exact name of registrant as specified in charter)

327 W. Pittsburgh Street, Greensburg, PA 15601

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 412-860-6078

Date of fiscal year end: 8/31

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

(a)

THOR Low Volatility ETF

August 31, 2023

Annual Report

Advised by:

THOR Financial Technologies, LLC

327 W. Pittsburgh Street

Greensburg, PA 15601

www.thorfunds.com

1-800-974-6964

Distributed by Northern Lights Distributors, LLC

Member FINRA

August 31, 2023

Dear Shareholders,

We are delighted to present the annual shareholder update for the THOR Low Volatility ETF (THLV or the Fund) covering the fiscal year that concluded on August 31, 2023. This year has been marked by a blend of challenges and opportunities, and we are profoundly appreciative of the trust and support you have vested in us as your investment manager.

Performance Highlights

Since its inception on September 12, 2022, through the fiscal year’s end on August 31, 2023, THLV has delivered a positive return of 2.02%. Commencing at a net asset value (“NAV”) of $25, THLV’s closing NAV for the year stood at $25.35. Given the turbulent nature of the financial markets throughout 2022, we are pleased with our performance thus far.

The Fund’s benchmark, MSCI USA Minimum Volatility (USD) Index, returned 3.23% during the same time period. S&P 500 Index returned 11.47%. The THOR Low Volatility Index returned 2.14%.

Factors attributing to performance versus the S&P 500 benchmark was highly skewed given the market cap weighted nature of the S&P 500 index construction. THLV primarily delivers an equal weight sector exposure and was unable to keep up with market cap weighted performance during the time period. The Fund was fairly in line with the performance of the MSCI USA Minimum Volatility Index and the THOR Low Volatility Index, the underlying index of the Fund.

On December 16, 2022, the Fund distributed a dividend of $0.153 per share, equivalent to a yield of 0.607%.

Investment Approach

Throughout the fiscal year, our investment strategy and underlying rationale remained unchanged. It’s important to note that THLV does not employ derivatives as part of its investment strategy.

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in securities included in the Index. The rules-based index is comprised of U.S. equity exchange traded funds (“ETFs”). The primary goal of the Index is to gain exposure to U.S. large cap equities while attempting to lower volatility by avoiding sectors that are currently in a down trending cycle. The Index measures the price trends and historic volatility of ten U.S. sector ETFs (the “Select List”) over the medium term. The Select List includes sector ETFs in the Materials, Energy, Financial, Industrial, Technology, Healthcare, Utilities, Consumer Discretionary, Real Estate, and Consumer Staples sectors. The Index uses data science weekly to evaluate the Select List to determine whether the security is currently “risk on” (buy) or “risk off” (sell). Only sectors with a risk on signal are included in the Index. The Index follows a weekly reconstitution and rebalance.

There have been no adjustments to the Fund’s management fee during the fiscal year. The annual management fee remains at a competitive 0.55%, and we foresee no changes in the immediate future.

Expressing Our Gratitude

In conclusion, we want to convey our heartfelt appreciation for your unwavering trust and investment in (THLV). Our commitment to prudently manage your assets and deliver enduring value to our shareholders remains steadfast.

Should you have any inquiries or require additional information, please do not hesitate to contact our dedicated investor relations team at 1-800-974-6964.

Your partnership has been integral to THLV’s journey, and we look forward to the year ahead.

Sincerely,

Bradley R. Roth

Chief Investment Officer

THOR Financial Technologies

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. TRADING COMMODITY FUTURES, EQUITIES, BONDS, AND OPTIONS IS SPECULATIVE, INVOLVES RISK OF LOSS, AND IS NOT SUITABLE FOR ALL INVESTORS.

17420641-NLD 10/13/2023

THOR Low Volatility ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

Average Annual Total Return through August 31, 2023*, as compared to its benchmark:

Inception through****
August 31, 2023
THOR Low Volatility ETF - NAV	2.02%
THOR Low Volatility ETF - Market Price	2.10%
THOR Low Volatility Index**	2.76%
S&P 500 Total Return Index***	11.50%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized.

The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Adviser provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto in return for a “unitary fee.” Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. The Advisory Agreement may be terminated with respect to the Fund without penalty on 60 days’ written notice by a vote of a majority of the Trustees, the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment. Without waiver or reimbursement the gross expenses and fees of the Fund is 0.65% per the current prospectus.

**	The THOR Low Volatility Index (“the Index”) measures the price trends and historic volatility of ten U.S. sector ETFs (the “Select List”) over the medium term (three to six months). The Select List includes sector-specific ETFs in the Materials, Energy, Financial, Industrial, Technology, Healthcare, Utilities, Consumer Discretionary, Real Estate, and Consumer Staples sectors with a clear sector mandate, low overall expenses, and sufficient trading liquidity. The THOR Low Volatility Index uses a proprietary algorithm that measures price momentum to evaluate the Select List to determine whether the security is currently “risk on” (buy) or “risk off” (sell), and the Fund’s portfolio is adjusted weekly based on the algorithm. Only sectors with a risk on signal are included in the Index. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	The S&P 500 Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the 500 leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. The Fund’s portfolio holdings may differ significantly from the securities held in the index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

****	As of the close of business on the day of commencement of trading on September 12, 2022.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of August 31, 2023:

Compositions	Percentage of Net Assets
Exchange-Traded Funds:
Equity	98.1%
Other Assets in Excess of Liabilities	1.9%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

THOR Low Volatility ETF
SCHEDULE OF INVESTMENTS
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 98.1%
190,539	The Consumer Staples Select Sector SPDR Fund	$13,863,617
156,900	The Energy Select Sector SPDR Fund	13,951,548
408,726	The Financial Select Sector SPDR Fund	14,052,000
103,161	The Health Care Select Sector SPDR Fund	13,742,077
129,804	The Industrial Select Sector SPDR Fund	14,048,687
170,119	The Materials Select Sector SPDR Fund	14,101,164
381,804	The Real Estate Select Sector SPDR Fund	14,134,384
		97,893,477

	TOTAL EXCHANGE-TRADED FUNDS (Cost $95,766,622)	97,893,477

	TOTAL INVESTMENTS - 98.1% (Cost $95,766,622)	$97,893,477
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%	1,848,923
	NET ASSETS - 100.0%	$99,742,400

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

THOR Low Volatility ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2023

ASSETS
Investment securities:
At cost	$95,766,622
At fair value	$97,893,477
Cash and cash equivalents	1,892,527
Interest receivable	5,577
TOTAL ASSETS	99,791,581

LIABILITIES
Investment advisory fees payable	49,181
TOTAL LIABILITIES	49,181
NET ASSETS	$99,742,400

Net Assets Consist Of:
Paid in capital	$100,597,866
Accumulated losses	(855,466)
NET ASSETS	$99,742,400

Net Asset Value Per Share:
Shares:
Net assets	$99,742,400
Shares of beneficial interest outstanding (a)	3,934,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.35

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

THOR Low Volatility ETF
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2023 *

INVESTMENT INCOME
Dividends	$1,328,148
Interest	199,490
TOTAL INVESTMENT INCOME	1,527,638

EXPENSES
Investment advisory fees	475,584
TOTAL EXPENSES	475,584

NET INVESTMENT INCOME	1,052,054

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(3,778,557)
Net realized gain from redemptions in-kind	2,065,582
Net change in unrealized appreciation on investments	2,126,855
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	413,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,465,934

*	The THOR Low Volatility ETF commenced operations on September 12, 2022.

See accompanying notes to financial statements.

THOR Low Volatility ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
August 31, 2023 *
FROM OPERATIONS
Net investment income	$1,052,054
Net realized loss from investments	(3,778,557)
Net realized gain from redemptions in-kind	2,065,582
Net change in unrealized appreciation on investments	2,126,855
Net increase in net assets resulting from operations	1,465,934

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(545,292)
Net decrease in net assets from distributions to shareholders	(545,292)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	145,411,534
Payments for shares redeemed	(46,689,776)
Net increase in net assets from shares of beneficial interest	98,721,758

TOTAL INCREASE IN NET ASSETS	99,642,400

NET ASSETS
Beginning of Period	100,000 (a)
End of Period	$99,742,400

SHARE ACTIVITY
Shares Outstanding, Beginning of Period	4,000 (a)
Shares Sold	5,830,000
Shares Redeemed	(1,900,000)
Shares Outstanding, End of the Period	3,934,000

*	The THOR Low Volatility ETF commenced operations on September 12, 2022.

(a)	Beginning capital of $100,000 was contributed by fund management of THOR Financial Technologies, LLC, investment advisor to the Fund, in exchange for 4,000 shares of the fund in connection with the seeding of the THOR Low Volatility ETF, a series of the THOR Financial Technologies Trust.

See accompanying notes to financial statements.

THOR Low Volatility ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the
Period Ended
August 31, 2023 (a)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	0.29
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.50
Less distributions from:
Net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$25.35
Market price, end of period	$25.37
Total return (c)(d)	2.02%
Market price total return (d)(i)	2.10%
Net assets, end of period (000s)	$99,742
Ratio of net expenses to average net assets (e)(h)	0.55%
Ratio of net investment income to average net assets (e)(f)(h)	1.21%
Portfolio Turnover Rate (d)(g)	440%

(a)	The THOR Low Volatility ETF commenced operations on September 12, 2022.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(h)	Does not include the expenses of other investment companies in which the Fund invests.

(i)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all distributions at market value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Exchange. Market value returns may vary from net asset value returns.

See accompanying notes to financial statements.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2023

(1)	ORGANIZATION

The THOR Low Volatility ETF (the “Fund”) is a diversified series of THOR Financial Technologies Trust (the “Trust), a statutory trust organized under the laws of the State of Delaware on April 11, 2022, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). THOR Low Volatility ETF is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund commenced operations on September 12, 2022. The Fund is an actively managed exchange traded fund (“ETF”). The investment objective of the Fund is to seek to provide investment results that generally correspond, before fees and expenses, to the performance of the THOR Low Volatility Index (the “Index”) . The Fund’s investment objective may be changed by the Board upon 60 days’ written notice to shareholders.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies, including Accounting Standards Update 2013-08”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”).

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open -end or closed -end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open- end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$97,893,477	$—	$—	$97,893,477
Total	$97,893,477	$—	$—	$97,893,477

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash

The Fund considers its investments in an FDIC (“Federal Deposit Insurance Corporation”) insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

recorded related to uncertain tax positions expected to be taken in the Fund’s August 31, 2023 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Delaware, Pennsylvania and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Trustee Fees

For the period ended August 31, 2023, the Trustees were paid $15,000.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $378,511,308 and $375,447,294, respectively. For the period ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $138,963,326 and $44,547,742, respectively.

(4)	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

THOR Trading Advisors, LLC, d/b/a THOR Financial Technologies, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Management Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily investment operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser pays all ordinary operating expenses of the Fund. As compensation for its services, the Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.55% of its average daily net assets. The Fund will pay all (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees, as defined under the 1940 Act); (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vi) fees and expenses related to the provision of securities lending services; and (vii) the advisory fee payable to the Adviser. For the period ended August 31, 2023, the Fund paid advisory fees of $475,584.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $96,347,698 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$2,259,061
Gross unrealized depreciation:	(713,282)
Net unrealized appreciation:	$1,545,779

The tax character of fund distributions paid for the period ended August 31, 2023, was as follows:

Fiscal Period Ended
August 31, 2023
Ordinary Income	$545,292
Long-Term Capital Gain	—
Return of Capital	—
$545,292

As of August 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Losses)
$506,762	$—	$(2,489,138)	$(418,869)	$—	$1,545,779	$(855,466)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,489,138.

At August 31, 2023, the Fund had capital loss carry forwards (“CLCF’) for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$418,869	$—	$418,869	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the period ended August 31, 2023, as follows:

Paid
In	Accumulated
Capital	Loss
$1,776,108	$(1,776,108)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for
Cash Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: models and data risk, allocation risk, authorized participant risk, ETF structure risks, index calculation agent risk, index tracking risk, new/smaller fun risk, large capitalization stock risk, passive investment risk, portfolio turnover risk, securities market risk, and underlying funds risk.

Models and Data Risk. The Fund’s index relies heavily on a proprietary algorithm as well as data and information supplied by third parties that are utilized by such model. To the extent the algorithm does not perform as designed or as intended, including accurately measuring historic price trends and volatility, the Fund’s strategy may not be successfully implemented and the Fund may lose value.

Allocation Risk. The risk that if the Fund’s strategy for allocating assets among different sectors does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

o	Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Index Calculation Agent Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its index, as published by its Index Calculation Agent. There is no assurance that the Index Calculation Agent will compile the index accurately, or that the index will be determined, composed or calculated accurately. While the Adviser gives descriptions of what the index is designed to achieve, the Index Calculation Agent does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the index, and does not guarantee that its index will be in line with its methodology.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation. Receipt of a liquidation distribution may have negative tax consequences for shareholders.

Large Capitalization Stock Risk. The Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry, or sector unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently if the Index constituents change. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Underlying Funds Risk. Other investment companies, such as ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Through its investments in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The U.S. money market funds in which the Fund invests seek to maintain a stable NAV, but money market funds are subject to credit, market and other risks, and are not guaranteed.

(8)	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of THOR Low Volatility ETF and

Board of Trustees of THOR Financial Technologies Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of THOR Low Volatility ETF (the “Fund”), a series of THOR Financial Technologies Trust, as of August 31, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from September 12, 2022 (commencement of operations) through August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period from September 12, 2022 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 25, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

THOR Low Volatility ETF
EXPENSE EXAMPLE (Unaudited)
August 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	3/1/23	8/31/23	3/1/23–8/31/23*	3/1/23 – 8/31/23
	$1,000.00	$1,019.30	$2.80	0.55%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	3/1/23	8/31/23	3/1/23 – 8/31/23*	3/1/23 – 8/31/23
	$1,000.00	$1,022.43	$2.80	0.55%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number in the fiscal year (365).

THOR Low Volatility ETF
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT (Unaudited)
August 31, 2023

Change in Independent Registered Public Accounting Firm

On April 26, 2023, BBD, LLP (“BBD”) ceased to serve as the independent registered public accounting firm of THOR Low Volatility ETF. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund for the period ended on August 31, 2023, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the period ended August 31, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for the period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On April 26, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the period ended August 31, 2023.

For the period the ended August 31, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

THOR Low Volatility ETF
ADDITIONAL INFORMATION (Unaudited)
August 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended August 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

THOR Low Volatility ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2023

The business address of each Trustee and Officer is 327 W. Pittsburgh Street, Greensburg, PA 15601. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Akhil Lodha, 1985	Trustee, since June 2022	CEO of StratiFi since January 2016, a financial technology company empowering investment advisors to enlighten clients about risk to differentiate themselves, get better insights to build robust portfolios, and monitor accounts automatically to reduce business risk.	1	None
Rasheed Hammouda, 1991	Trustee, since June 2022	Head of product of Alternativ since April 2022, a marketplace and investment platform for wealth managers to allocate and manage private investments; Co-founder and CEO of Bridge Financial Technology, a portfolio management software and data infrastructure provider for wealth manager, enterprises and FinTechs from 2015 to 2022.	1	None
John Cooper, 1960	Trustee, since June 2022	Private equity advisor and advisory board member of Alpha TrAI, an artificial intelligence hedge fund and platform since 2020 to present; President, MSIM Distributors at Morgan Stanley Investment Management from 2017 to 2019.	1	None

THOR Low Volatility ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2023

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Bradley Roth, 1988	Trustee since April 2022, President and Chief Executive Officer since June 2022	Managing Member and CIO of THOR Financial Technologies, LLC since September 2019; Owner and Licensed Insurance Agent of McDowell Associates since January 2014.	1	None
Alexander Woodcock, 1989	Chief Compliance Officer, since June 2022	Director of Pine Advisor Solutions since 2022; Vice President of Compliance Services, SS&C ALPS from 2019 to 2022; Manager of Global Operations Oversight, Oppenheimer Funds from 2014 to 2019.	1	None
Kyle Wiggs, 1980	Secretary, Treasurer and Chief Financial Officer, since June 2022	Managing member/investment adviser representative of UX Wealth Partners, LLC since 2020; Managing Member of THOR Financial Technology, LLC since 2019; Managing Member of Exact Strategies, LLC, 2017– 2021.	1	None

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of August 31, 2023, the Trust was comprised of 1 active portfolio managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund in the Trust advised by the Fund’s Adviser. The Fund does not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-974-6964.

PRIVACY NOTICE

THOR FINANCIAL TECHNOLOGIES TRUST

Rev. April 2022

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does the Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-974-6964

PRIVACY NOTICE

THOR FINANCIAL TECHNOLOGIES TRUST

What we do:
How does the Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-974-6964 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-800-974-6964.

Adviser
THOR Financial Technologies, LLC
327 W. Pittsburgh Street
Greensburg, PA 15601

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

THOR-AR23

(b)	Not Applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)       During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)The registrant’s board of trustees has determined that Bradley Roth is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Roth is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees - The aggregate fees billed for the fiscal year for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are as follows:

Trust Series	2023
THOR Low Volatility ETF	$11,000

(b)	Audit-Related Fees – There were no fees billed in the fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees - The aggregate fees billed in the fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

Trust Series	2023
THOR Low Volatility ETF	$3,000

(d)	All Other Fees – The aggregate fees billed in the fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended August 31, 2023.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended August 31, 2023 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)       Not applicable.

(i)       Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THOR Financial Technologies Trust

By (Signature and Title)

/s/ Bradley Roth

Bradley Roth, Principal Executive Officer/President

Date 11/3/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bradley Roth

Bradley Roth, Principal Executive Officer/President

Date 11/3/2023

By (Signature and Title)

/s/ Kyle Wiggs

Kyle Wiggs, Principal Financial Officer/Treasurer

Date 11/3/2023